Related Party Balances and Transactions (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Short-term benefits provided to executives	$ 1,469	$ 1,624
Directors fees paid to non-executive directors	154	152
Share-based payments	2,244	590
Key management personnel compensation	$ 3,867	$ 2,366